UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		December 31, 2006
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

AUTO AND TRANSPORTATION

Recreational Vehicles and Boats
17,000	Winnebago Industries, Inc.	559,470

Truckers
24,501	Knight Transportation, Inc.	417,742

	AUTO AND TRANSPORTATION SECTOR TOTAL	977,212	4.73%

COMPUTER SERVICES

Software & Systems
22,050	Ansoft Corp.*	612,989
20,500	Blackbaud, Inc.	533,000

	COMPUTER SERVICES SECTOR TOTAL	1,145,989	5.55%

CONSUMER DISCRETIONARY

Consumer Products
21,500	Select Confort Corp. *	373,885

Commercial Services
9,000	The Advisory Board Co. *	481,860

Electronics
27,000	Lojack Corp.*	461,160

Leisure Time
7,500	Pool Corp.	293,775

Services Commercial
10,500	Ritchie Bros Auctioneers, Inc.	562,170
23,000	Rollins, Inc.	508,530
Services Commercial Industry Total		1,070,700

Shoes
15,500	Iconix Brand Group, Inc.*	300,545

CONSUMER DISCRETIONARY SECTOR TOTAL		2,981,925	14.44%

FINANCIAL SERVICES

Banks
19,000	Boston Private Financial Holdings, Inc.	535,990
11,000	PrivateBancorp, Inc.	457,930
Banks Industry Total		993,920

Finance Companies
10,000	World Acceptance Corp. *	469,500

Financial Data Processing Services
10,250	Kronos, Inc. *	376,585

Financial Information Services
9,500	FactSet Research Systems, Inc.	536,560

Financial Miscellaneous
17,250	Financial Federal Corp.	507,323
6,500	TSX Group, Inc.	260,224
Financial Miscellaneous Industry Total		767,547

	FINANCIAL SERVICES SECTOR TOTAL	3,144,112	15.22%

HEALTHCARE

Bio-Technology Research and Production
11,000	Integra Lifesciences Holdings Co. *	468,490
13,250	Kensey Nash Corp. *	421,350
Bio-Technology Research and Production Industry Total		889,840

Healthcare Management Services
21,000	Computer Programs & Systems, Inc.	713,790

Healthcare Services
24,500	Psychemedics Corp.	471,625

Medical and Dental Instruments and Supplies
10,250	Landauer, Inc.	537,818
6,250	Mentor Corp.	305,438
15,000	Surmodics, Inc.*	466,800
7,000	TECHNE Corp. *	388,150
Medical and Dental Instruments and Supplies Industry Total		1,698,206

	HEALTHCARE SECTOR TOTAL	3,773,461	18.27%

MACHINERY

Construction & Handling
32,150	ASV, Inc. *	523,080

MACHINERY SECTOR TOTAL		523,080	2.53%

MATERIALS AND PROCESSING

Building Materials
19,250	Simpson Manufacturing Co., Inc.	609,263

Metals & Minerals
17,500	AMCOL International Corp.	485,449

MATERIALS AND PROCESSING SECTOR TOTAL		1,094,712	5.30%

OTHER ENERGY

Oil: Crude Producers
9,250	St. Mary Land & Exploration Co.	340,770

Machinery: Oil Well Equipment & Service
14,001	Carbo Ceramics, Inc.	523,217

	OTHER ENERGY SECTOR TOTAL	863,987	4.18%

PRODUCER DURABLES

Aerospace
7,500	Curtiss-Wright Corp.	278,100

Electrical Equipment & Components
12,000	Franklin Electric Co., Inc.	616,680

PRODUCER DURABLES SECTOR TOTAL		894,780	4.33%

TECHNOLOGY

Communications Technology
14,750	Avocent Corp. *	499,287
18,250	Digi International, Inc. *	251,668
Communications Technology Industry Total		750,955

Computer Technology
11,350	Quality Systems, Inc.	423,015
14,750	Rimage Corp.*	383,500
Computer Technology Total		806,515

Computer Services Software & Systems
12,250	Ansys, Inc. *	532,753
23,000	Blackboard, Inc. *	690,920
Consumer Services Software & Systems Total		1,223,673

Electronics: Technology
8,500	Trimble Navigation Ltd. *	431,205
23,000	II-VI, Inc. *	642,620
Electronics Technology Total		1,073,825

	TECHNOLOGY SECTOR TOTAL	3,854,968	18.68%

MULTISECTOR

Multisector Companies
26,000	Raven Industries, Inc.	696,800

	TOTAL MULTISECTOR	696,800	3.37%
TOTAL COMMON STOCKS
	(Cost $17,001,755)	19,951,026	96.60%

SHORT-TERM INVESTMENTS
824,144	UMB Money Market Fiduciary 3.66%(a)	824,144
	(Cost $824,144)	824,144	3.99%

TOTAL INVESTMENTS
	(Cost $17,825,899)	20,775,170	100.59%

	Liabilities in excess of other assets	(121,753)	-0.59%

	TOTAL NET ASSETS	$20,653,417	100.00%

* Non-income producing.
(a) The rate shown represents the yield at December 31, 2006.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,825,899 amounted to $2,949,271 which consisted of aggregate gross unrealized appreciation of
$3,659,830 and aggregate gross unrealized depreciation of $710,559.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date  February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date  February 20, 2007

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date  February 20, 2007

* Print the name and title of each signing officer under his or her signature.